STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 — STOCKHOLDERS’ EQUITY

On
August
1
,
2018, the Company amended its Articles of Incorporation to implement a reverse stock split in the ratio of 1 share for every 25 shares of common stock and to reduce the number of authorized common stock
from
250,000,000
 to
50,000,000
. No fractional shares were issued from such aggregation of common stock, upon the reverse split; any fractional share was rounded up and converted to the nearest whole share of common stock.
As a result,
186,994,384
of the Company’s common stock were exchanged for
7,479,775
 of the Company's common stock resulting in the transfer of $
1,795
from common stock to additional paid in capital. These amendments were approved and filed of record by the Delaware Secretary of State on
August
1
, 2018, effective on
August
1
, 2
018.  FINRA declared the Company’s 1-for-25 reverse stock split market effective as of
August
8
, 201
8. These financial statements have been retroactively restated to reflect the reverse stock split.

Preferred Stock

As of June 30, 2018 and December 31, 2017, the Company had 105,000 and 110,000 shares of Series A Convertible Preferred Stock, respectively,
issued at $10 per share, paying a 5% cumulative annual dividend and convertible for common stock at a price of $4.385 per share
, as adjusted for the Company’s reverse stock split
. For the six months ended June 30, 2018, preferred shareholders earned, but were not paid $27,274 in annual dividends, or equivalent to 6,220 common shares based on a conversion price of $4.385 per share. As of June 30, 2018 and December 31, 2017, cumulative and unpaid dividends were $166,274 and $146,918, or equivalent to 37,919 and 33,505 common shares based on a conversion price of $4.385 per share, respectively.

Common Stock

As of June 30, 2018 and December 31, 2017
 on a post-split basis
, the Company had 6,487,779 and 6,466,564 shares of common stock issued and outstanding, respectively.

In April 2018, the Company issued 5,842 shares of its common stock upon the cashless exercise of outstanding warrants to purchase 127,525 shares of common stock.

In June 2018, the Company issued 2,169 shares of its common stock upon the cashless exercise of outstanding options to purchase 8,667 shares of common stock.

In June 2018, the Company issued 13,204 shares of its common stock upon conversion of 5000 shares of Series A Convertible Preferred Stock and accrued dividends.

Options

As of June 30, 2018 and December 31, 2017, the Company has outstanding options to purchase 1,062,609 and 1,003,836 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188
Granted	73,440	6.32	5.00		-
Exercised	(8,667)	3.88
Forfeited/Expired	(6,000)	10.00
Outstanding at June 30, 2018	1,062,609	$4.78	2.53	943,407	$3,232,212

On March 9, 2018, the Company granted an aggregate of 60,390 options to employees as compensation for services rendered. The options are exercisable at $6.45 per share for five years with (i) 37,890 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018. The value on the grant date of the options was $298,914.

On April 12, 2018, the Company granted 6,000 options to purchase the Company’s common stock for services rendered
at an exercise price of $6.20 per share for five years with 2,000 options vesting immediately and 1,000 options vesting every 90 days thereafter. The exercise price was determined using the 10-day average closing price beginning with the closing price on March 12, 2018. The value on the grant date of the options was $29,694.

On May 31, 2018, the Company granted an aggregate of 7,050 options to employees as compensation for services rendered. The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter. The exercise price was determined using the 10-day average closing price beginning with the closing price on May 16, 2018. The value on the grant date of the options was $33,130.

Option grants during the six months ended June 30, 2018 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.50 to 3.50 years, expected volatility of 160.87% to 163.85%, risk free interest rate of 2.45% to 2.65%, and expected dividend yield of 0%.

For the three and six months ended June 30, 2018 and 2017, total stock compensation expense related to the options totaled $78,152 and $223,198 and $257,619 and $425,033, respectively.

The outstanding unamortized stock compensation expense related to options was $248,727 (which will be recognized through December 2020) as of June 30, 2018.

Warrants

Below is a table summarizing the Company’s outstanding warrants as of June 30, 2018 and December 31, 2017:

				Intrinsic
			Wtd Avg.	Value
	Number of	Wtd Avg.	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2017	1,919,906	$4.98	2.61	$1,656,083
Granted	127,525	$6.25
Exercised	(127,525)
Forfeited/Expired	(153,784)	6.66
Outstanding at June 30, 2018	1,766,122	$4.84	2.32	$5,128,906

On April 17, 2018, the Company granted 127,525 warrants for services rendered
. The warrants are exercisable at $6.25 per share through May 16, 2018. The fair value of the warrants of $109,207 was charged to current operations.

Warrants issued during the six months ended June 30, 2018 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 0.08 years, expected volatility of 162.35%, risk free interest rate of 1.68%, and expected dividend yield of 0%.

For the three and six months ended June 30, 2018 and 2017, the Company has incurred warrant-based expense of $109,207 and $110,600 and $14,733 and $58,783, respectively. There was no outstanding unamortized stock compensation expense related to warrants as of June 30, 2018.

There was no outstanding unamortized stock compensation expense related to warrants as of June 30, 2018.

Restricted Stock Units (“RSU”)

The following table summarizes the restricted stock unit activity for the six months ended June 30, 2018:

Restricted stock units issued as of January 1, 2018	156,340
Granted	38,334
Total Restricted stock units issued at June 30, 2018	194,674
Vested at June 30, 2018	151,408
Unvested restricted stock units as of June 30, 2018	43,266

On March 27, 2018, the Company granted 38,334 RSUs
, on a post-split basis,
for services provided. 20,000 of such RSUs began vesting May 1, 2018, and will vest each calendar month at a rate of 1,667 RSUs per month, whereby the RSUs would vest provided that services are not terminated by the Company or the grantee. 18,333
RSUs
vested immediately. The settlement date for such RSUs is (i) April 1, 2025 or (ii) the date on which the Company undergoes a change of control during the seven-year term of the award. The fair value of the
RSUs
 at grant date was $247,250.

For the three and six months ended June 30, 2018 and 2017, the Company has incurred RSU-based expense of $83,363 and $304,227 and $87,500 and $87,500, respectively. The outstanding unamortized stock compensation expense related to RSUs was $96,200 (which will be recognized through April 2019) as of June 30, 2018.

NOTE 10 — STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2017 and 2016, the Company had 110,000 and 160,000 shares of Series A Convertible Preferred Stock, respectively, issued at $10 per share, paying a 5% cumulative annual dividend and convertible at $4.385 per share of common stock. For the years ended December 31, 2017 and 2016, preferred shareholders earned, but were unpaid $75,206 and $80,000 in annual dividends, convertible at $4.385 per share or 428,783 and 442,372 common shares, respectively. As of December 31, 2017 and 2016, cumulative and unpaid dividends were $146,918 and $133,699, convertible at $4.385 per share or 837,617 and 762,252 common shares, respectively.

Common Stock

As of December 31, 2017 and 2016, the Company had 6,466,564 and 4,460,481 shares of common stock issued and outstanding, respectively.

In April 2016, the Company issued an aggregate 3,333 shares of its common stock in payment for consulting services at a fair value of $14,292.

In April 2016, the Company issued an aggregate of 513,392 shares of its common stock to Note holders in settlement of $1,025,000 in convertible notes and $53,123 in accrued interest.

In May 2016, the Company sold an aggregate of 468,572 shares of common stock of the Company and 52,480 warrants to purchase the Company’s common stock to accredited investors for net proceeds of $1,579,082, net of $63,292 of offering costs. The warrants have a term of five years, an exercise price of $6.25 per share and are subject to anti-dilution protection, as defined.

In May 2016, the Company issued 36,021 shares of its common stock upon conversion of 15,000 shares of Series A Convertible Preferred Stock and accrued dividends.

In July 2016, the Company issued an aggregate 5,000 shares of its common stock in payment for consulting services at a fair value of $20,666.

In August 2016, the Company issued an aggregate 1,667 shares of its common stock in payment for consulting services at a fair value of $6,208.

In September 2016, the Company issued an aggregate 1,667 shares of its common stock in payment for consulting services at a fair value of $6,292.

In October 2016, the Company issued an aggregate 1,667 shares of its common stock in payment for consulting services at a fair value of $5,208.

In November 2016, the Company issued an aggregate 1,667 shares of its common stock in payment for consulting services at a fair value of $4,917.

In December 2016, the Company issued an aggregate 1,666 shares of its common stock in payment for consulting services at a fair value of $5,709.

In December 2016, the Company sold an aggregate of 157,142 shares of common stock of the Company and 17,600 warrants to purchase the Company’s common stock to accredited investors for net proceeds of $550,000. The warrants have a term of five years, an exercise price of $6.25 per share and are subject to anti-dilution protection, as defined.

In January 2017, the Company sold 14,286 shares of common stock of the Company and 1,600 warrants to purchase the Company’s common stock to an accredited investor for net proceeds of $50,000.  The warrants have a term of five years, an exercise price of $0.25 per share and are subject to anti-dilution protection, as defined.

In January 2017, the Company issued 1,667 shares of its common stock in payment for consulting services at a fair value of $6,625.

In February 2017, the Company issued 1,667 shares of its common stock in payment for consulting services at a fair value of $5,333.

In March 2017, the Company issued 1,666 shares of its common stock in payment for consulting services at a fair value of $5,917.

In April 2017, the Company issued 1,667 shares of its common stock in payment for consulting services at a fair value of $7,126.

In May 2017, the Company issued 21,132 shares of its common stock upon the cashless exercise of outstanding warrants to purchase 40,000 shares of common stock.

In October 2017, the Company sold an aggregate of 428,571 shares of its common stock of the Company for net proceeds of $1,500,000 or $3.50 per share.

In October 2017, the Company issued 128,161 shares of its common stock upon conversion of 50,000 shares of Series A Convertible Preferred Stock and accrued dividends.

In November 2017, the Company issued an aggregate of 90,000 shares of its common stock of the Company for the exercise of warrants, for proceeds of $157,500.

In November 2017, the Company issued an aggregate of 61,212 shares of its common stock of the Company for conversion of notes payable and accrued interest of $102,836.

In November 2017, the Company issued 43,157 shares of its common stock of the Company for a cashless exercise of 80,000 previously issued warrants.

In December 2017, the Company issued an aggregate of 30,000 shares of its common stock of the Company for the exercise of warrants, for proceeds of $52,500.

In December 2017, the Company issued an aggregate of 453,869 shares of its common stock of the Company for conversion of notes payable of $762,500.

In December 2017, the Company issued 729,028 shares of its common stock upon the cashless exercise of outstanding warrants to purchase 734,133 shares of common stock.

Registration Rights

Under the purchase agreement, the Company has agreed to use its reasonable best efforts to prepare and file with the SEC registration statement within 60 days of the initial closing date, covering the resale by the investors of any common stock previously issued to the investors, and any common stock into which any convertible promissory notes previously issued to the investors are convertible and any common stock for which the warrants or any warrants previously issued to the investors are exercisable. The Company filed a registration statement on September 30, 2016 and became effective on December 21, 2016.

Options

As of December 31, 2017 and 2016, the Company has outstanding options to purchase 1,003,836 and 1,029,262 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2015	590,410	$7.50	3.61	334,9672	$235,330
Granted	500,356	2.25	4.87		-
Forfeited/Expired	(61,504)	7.25
Outstanding at December 31, 2016	1,029,262	$5.00	3.34	603,655	$1,161,244
Granted	58,000	4.00	5.00		-
Forfeited/Expired	(83,426)	8.50			—
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188

On January 15, 2016, the Company granted performance options to acquire shares of the Company’s common stock in aggregate of 260,000 to key board member and officers at an exercise price of $0.95 per share for five years. Vesting shall only occur if the closing share price of the Company’s common stock on each of the 20 trading days before and including the end of any performance period is not less than $5.00 per share (market condition). Of the granted options, 220,000 include performance conditions (as defined) with both conditions (market and performance) to be met before vesting. All determinations of whether performance goals have been achieved, the number of vested performance options earned by the grantee, and all other matters related to the award of performance options shall be made by the compensation committee of the Company’s board of directors in its sole discretion.

The estimated fair values of the options with performance and market conditions were determined using a Monte Carlo pricing model. Significant assumptions used in the valuation include expected term of 5 years, expected volatility of 162%, risk free interest rate of 1.46%, and expected dividend yield of 0%.

Nonperformance option grants during the year ended December 31, 2016 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 3.5 years, expected volatility of 102.00% to 176.77%, risk free interest rate of 0.87% to 1.73%, and expected dividend yield of 0%.

On January 4, 2016, the Company issued 20,000 and 6,000 options, which vest immediately, have an exercise price of $0.95, and expire January 4, 2019 to Carr Bettis and Sean Bradley, respectively; officers of the Company.

On April 15, 2016, the Company issued 1,989 options to Sean Bradley, an officer of the Company, which vest immediately, have an exercise price of $4.475, and expire on April 15, 2019. The value on the grant date of the options was $6,250.

On May 12, 2016, the Company issued 4,000 options, which vest 50% after one year and 4.17% every month thereafter, have an exercise price of $4.425, and expire on May 12, 2021. The value on the grant date of the options was $16,694.

On May 12, 2016, the Company issued an aggregate of 136,000 options to the Company’s board of directors, which vest 50% immediately and 50% vesting quarterly over 12 months, have an exercise price of $4.425, and expire on May 12, 2021. The value on the grant date of the options was $559,603.

On June 15, 2016, the Company issued 12,000 options, which vest 50% on one year anniversary and 1/24 th

on monthly anniversary of the date of grant following one year anniversary and expire on June 15, 2021. The value on the grant date of the options was $40,723.

On July 15, 2016, the Company issued 2,255 options to Sean Bradley, an officer of the Company, which vest immediately, have an exercise price of $3.90, and expire on July 15, 2019. The value on the grant date of the options was $6,250.

On October 15, 2016, the Company issued 2,464 options to Sean Bradley, an officer of the Company, which vest immediately, have an exercise price of $3,025, and expire on October 15, 2019. The value on the grant date of the options was $5,209.

On December 2, 2016, the Company issued an aggregate of 55,648 options, which vest 50% from January 1, 2017 through December 1, 2017; 25% from January 1, 2018 through December 1, 2018 and 25% from January 1, 2019 through December 1, 2019, have an exercise price of $3.025, and expire on December 2, 2021. The value on the grant date of the options was $150,875.

On January 17, 2017, the Company granted 4,000 options, which vest 50% after one year and 2.08% every month thereafter, have an exercise price of $3.975, and expire on January 17, 2022. The value on the grant date of the options was $11,119.

On March 10, 2017, the Company granted 4,000 options, which vest 50% after one year and 2.08% every month thereafter, have an exercise price of $3.625, and expire on March 10, 2022. The value on the grant date of the options was $12,541.

On July 10, 2017, the Company granted 50,000 employee options (including 40,000 of which to a board director) with an exercise price of $4.15 per share and expiration date five years from the date of grant, of which 40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.

Option grants during the year ended December 31, 2017 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.50 to 3.50 years, expected volatility of 169.46% to 175.56%, risk free interest rate of 1.42% to 1.66%, and expected dividend yield of 0%.

Effective December 31, 2017, 220,000 expiring performance-based options granted in 2016 were modified to 100% vested immediately. Previously recognized performance-based stock-based compensation in 2016 and 2017 of $58,830 was reversed at December 31, 2017 and the estimated fair value of the modified options of $737,825 was charged to operations. Significant assumptions used in the valuation include expected term of 1.52 years, expected volatility of 163.87%, risk free interest rate of 1.76%, and expected dividend yield of 0%.

For the year ended December 31, 2017 and 2016, total stock compensation expense related to the options totaled $1,236,863 and $864,024, respectively.

The outstanding unamortized stock compensation expense related to options was $111,996 (which will be recognized through March 2020) as of December 31, 2017.

Warrants

Below is a table summarizing the Company’s outstanding warrants as of December 31, 2017 and 2016:

				Intrinsic
			Wtd Avg.	Value
	Number of	Wtd Avg.	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2015	1,729,888	$5.50	4.15	$1,167
Granted	867,251	0.75	4.87	-
Forfeited	(59,804)	12.00		-
Outstanding at December 31, 2016	2,537,335	$3.75	3.55	$3,662,610
Granted	366,600	2.50	4.89	—
Exercised	(974,133)	0.75
Forfeited/Expired	(9,896)	12.25		—

Outstanding at December 31, 2017	1,919,906	$4.98	2.61	$1,656,083

The warrant grants during the year ended December 31, 2016 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 2.5 years, expected volatility of 166.74% to 178.98%, risk free interest rate of 0.71% to 1.08%, and expected dividend yield of 0%.

During the year ended December 31, 2016, the Company issued an aggregate of 63,039 warrants to purchase shares of the Company’s common stock with an exercise prices of $0.95 to $4.475 per share vested immediately for services. The fair value on the grant date of the warrants was $150,500. Of the 63,039 warrants issued, 59,705 warrants were issued to Carr Bettis, an officer of the Company.

In April 2016, the Company issued an aggregate of 734,132 warrants to acquire its common stock in settlement of $1,541,678 convertible notes and accrued interest. The warrants issued to Anthion are exercisable at $0.025 per share for five years from the date of issuance.

The Company determined that the estimated fair value of the 734,132 warrants of $3,205,959 exceeded the settlement of $1,541,678 of convertible notes and accrued interest and accordingly recorded a loss of settlement of debt of $1,664,281 for the year ended December 31, 2016. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the warrants at settlement with the following assumptions: the price of the Company stock of $4.375, volatility was estimated to be 178%, the risk free rate of 1.24% and the remaining term was 5 years.

In May 2016, the Company issued 52,480 warrants with an exercise price of $6.25 in connection with the sale of Common Stock. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $6.25 per share.

In December 2016, the Company issued 17,600 warrants with an exercise price of $6.25 in connection with the sale of Common Stock. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $6.25 per share.

In January 2017, the Company issued 1,600 warrants with an exercise price of $6.25 in connection with the sale of the Company’s common stock. The five-year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $6.25 per share.

In January 2017, in exchange for services rendered, the Company issued 10,000 warrants to purchase shares of the Company’s common stock with an exercise price of $3.00 per share that vested immediately. The fair value on the grant date of the warrants was $29,433.

In April 2017, the Company issued 20,000 warrants with an exercise price of $2.50 in connection with issuance of a convertible note. The-five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $2.50 per share. (Note 8)

In October 2017, in exchange for services rendered, the Company issued 10,000 warrants to purchase shares of the Company’s common stock with an exercise price of $4.475 per share that vested immediately. The fair value on the grant date of the warrants was $33,785.

In October and November 2017, the Company issued an aggregate of 325,000 warrants with an exercise price of $2.50 in connection with issuance of convertible notes. (Note 8)

The warrant grants for services during the year ended December 31, 2017 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.0 years, expected volatility of 175.64%, risk free interest rate of 1.48%, and expected dividend yield of 0%.

For the year ended December 31, 2017 and 2016, the Company has incurred warrant-based expense of $109,509 and $221,621, respectively. The outstanding unamortized stock compensation expense related to warrants was $1,393 (which will be recognized through March 2018) as of December 31, 2017.

Restricted Stock Units (“RSU”)

The following table summarizes the restricted stock activity for the two years ended December 31, 2017:

Restricted shares issued as of January 1, 2016	-
Granted	50,104
Total Restricted Shares Issued at December 31, 2016	50,104
Granted	106,235
Total Restricted Shares Issued at December 31, 2017	156,339
Vested at December 31, 2017	76,739
Unvested restricted shares as of December 31, 2017	79,600

On December 7, 2016, the Company following consideration of the report prepared by Farient Advisors LLC granted 24,104 RSUs for accrued and unpaid compensation for the period from July 1, 2016 through November 30, 2016 in the amount of $72,917 The RSUs vest upon the satisfaction of both of the following conditions: (i) Officer remains in service to the Company continuously through and until June 30, 2017, and (ii) the Company undergoes a change of control during the seven-year term of the award.

The Board also approved following consideration of the report prepared by Farient Advisors LLC the grant to an aggregate of 26,000 RSUs to officers with a seven-year term representing the right to receive, subject to the terms and upon the conditions of the RSU, 26,000 shares of the Company’s common stock, with such number of shares to be reduced by the number of shares, if any, that are awarded to Dr. Bettis in connection with the Performance Option Unit Agreement granted Dr. Bettis in January 2016 under the 2016 Plan. These RSU is also subject the following conditions: (i) Officer remains in service to the Company continuously through and until June 30, 2017, and (ii) the Company undergoes a change of control during the seven-year term of the award. The fair value of the 26,000 RSUs of $87,750 was unrecognized at December 31, 2016 due to the performance condition not met.

In connection with the issuance of the above described RSUs as payment for accrued compensation, the Company reclassified to equity the outstanding salary accrual of $72,917 during the year ended December 31, 2016.

On August 10, 2017, the Company amended 16,092 RSUs granted on February 23, 2017 for accrued and unpaid compensation for the period from December 1, 2016 through March 31, 2017 in the amount of $66,379. The RSUs as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control.

On August 10, 2017, the Company amended 10,543 RSUs granted June 22, 2017 for accrued and unpaid compensation for the period from April 1, 2017 through June 30, 2017 in the amount of $43,486. The RSUs, as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) date on which the Company undergoes a change of control during the seven-year term of the award.

In connection with the issuance of the above described RSUs as payment for accrued compensation, the Company reclassified to equity the settled aggregate salary accrual of $102,083 and recorded addition compensation costs of $7,782 during the year ended December 31, 2017. Out of the total settled accrued salary of $102,083 during year ended December 31, 2017, $14,583 was for the compensation accrued as of December 31, 2016 and $87,500 was for compensation expense earned during the year ended December 31, 2017. Due to the August 10, 2017 modification to the 24,104 RSU’s granted in 2016, the Company recorded an incremental expense of $26,515 in current period.

On June 22, 2017, the Company following consideration of the report prepared by Farient Advisors LLC granted 665,000 RSUs for services provided by a board member. The RSUs vest upon the earlier of (i) on July 1, 2018 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control during the seven-year term of the award.

On August 10, 2017, the Company following consideration of the report prepared by Farient Advisors LLC granted 16,600 RSUs to each of Alexandre Zyngier, Ernest Purcell and Anthony Coelho for their continued service on the Board of Directors and 1,600 RSUs to each Alexandre Zyngier and Ernest Purcell for their continued service as the chairs of committees of the Board of Directors (for an aggregate grant of 53,000 RSUs). Such RSUs vest upon the first to occur of the following: (i) April 30, 2018 provided that the director’s service with the Company has not terminated prior to such date and (ii) the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is the earlier of (i) April 30, 2024 or (ii) the date on which the Company undergoes a change of control.

On August 10, 2017, the Company amended the terms of an aggregate of 26,000 RSUs previously granted in 2016. The vesting terms were amended from conditional based on a change of control to vesting as of July 1, 2017. The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control. The Company recorded the fair value of the previously issued RSUs of $107,250 as a charge to current period operations.

For the year ended December 31, 2017 and 2016, the Company has incurred RSU-based expense of $418,832 (of which $14,583 related to settlement of prior year accrued compensation and $404,249 to current year RSU related expense) and $0, respectively. The outstanding unamortized stock compensation expense related to RSU was $178,115 (which will be recognized through July 2018) as of December 31, 2017.